Schedule I - Financial information of Parent Company - Statements of Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Statement Of Income Captions [Line Items]
Cost of revenues	$ 16,841,915	$ 21,933,678	$ 20,380,258
Gross loss	28,636,011	20,688,972	62,677,638
Operating expenses:
General and administrative	14,397,562	16,006,914	20,109,349
Product development	24,716,021	25,278,369	16,369,166
Sales and marketing	22,160,188	30,879,776	60,733,153
Share-based Compensation	2,240,512	3,068,213	5,575,877
Total operating expenses	50,244,101	61,217,496	92,176,223
Interest income	96,679	487,007	1,050,781
Income (Loss) from equity method investment	470	(13,404)	(138,124)
Exchange gain (loss), net	246,680	(131,461)	(55,117)
Other income (expense), net	107,253	(282,775)	(303,332)
Net loss attributable to China Finance Online Co. Limited	(19,950,120)	(36,736,553)	(1,678,813)
Other comprehensive income (loss), net of tax:
Changes in foreign currency translation adjustment	(362,398)	2,400,548	(4,343,652)
Other comprehensive income (loss), net of tax	(362,398)	2,400,548	(4,343,652)
Comprehensive loss	(22,832,893)	(39,987,889)	(15,309,830)
Parent Company [Member]
Condensed Statement Of Income Captions [Line Items]
Cost of revenues	85,493	84,717	34,740
Gross loss	(85,493)	(84,717)	(34,740)
Operating expenses:
General and administrative	1,069,590	1,122,440	2,150,680
Sales and marketing	17,526	181,073
Share-based Compensation	858,415	782,196	2,382,934
Total operating expenses	1,945,531	2,085,709	4,533,614
Interest income	4,851	2,246
Income (Loss) from equity method investment	(17,888,289)	(34,540,850)	3,049,831
Exchange gain (loss), net	(10,608)	(2,785)	(159,868)
Other income (expense), net	(25,050)	(24,738)	(422)
Net loss attributable to China Finance Online Co. Limited	(19,950,120)	(36,736,553)	(1,678,813)
Other comprehensive income (loss), net of tax:
Changes in foreign currency translation adjustment	(362,398)	2,400,548	(4,343,652)
Other comprehensive income (loss), net of tax	(362,398)	2,400,548	(4,343,652)
Comprehensive loss	$ (20,312,518)	$ (34,336,005)	$ (6,022,465)